Income taxes - Reconciliation of Income Taxes Computed at the United States Federal Statutory Tax Rates to the Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal taxes calculated at statutory rate, amount									$ 17,317	$ 23,003	$ 22,230
Amount increase (decrease) resulting from:
State taxes, net of federal benefit									3,197	4,792	4,666
Expense (benefit) from equity based compensation									153	(1,353)	(870)
Municipal interest income, net of interest disallowance									(1,507)	(908)	(837)
Bank owned life insurance									(327)	(51)	(51)
Merger costs									289	66	141
Other									(290)	176	339
Total	$ 13,337	$ (2,040)	$ 7,455	$ 80	$ 5,718	$ 7,718	$ 6,314	$ 5,975	$ 18,832	$ 25,725	$ 25,618
Federal taxes calculated at statutory rate, percent									21.00%	21.00%	21.00%
Percentage increase (decrease) resulting from:
State taxes, net of federal benefit									3.90%	4.40%	4.40%
Expense (benefit) from equity based compensation									0.20%	(1.20%)	(0.80%)
Municipal interest income, net of interest disallowance									(1.80%)	(0.80%)	(0.80%)
Bank owned life insurance									(0.40%)	(0.10%)	0.00%
Merger costs									0.40%	0.10%	0.10%
Other									(0.40%)	0.10%	0.30%
Total									22.90%	23.50%	24.20%